SHAREHOLDER' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDER' EQUITY [Abstract]
SHAREHOLDER' EQUITY
NOTE 9       -     SHAREHOLDER' EQUITY

A.	Authorized, issued and outstanding shares

(1)	The Company's Ordinary Shares are traded in the United States on the OTC Bulletin Board market under the symbol EVSNF.OB.

(2)
In December 2009 the Company issued Mivtach Shamir Holdings Ltd. 18,664,078 ordinary shares for $0.097 per share for a total amount of $1,810,416.This amount include conversion of Loan received from Mivtach during 2009 in an amount of $627,000.Pursuant to the transaction, Mivtach was also issued warrants to purchase 9,332,039 of the Company's ordinary shares at an exercise price per share of $0.139, exercisable for a period of 4 years.

In May 2010, The current new shareholders of the Company purchased all those shares and Warrants. These warrants were fortified in June 2011.

(3)
In December 2012, The Company issued Mr. Gross some financial instruments in consideration of $760 thousands (net of $40 thousands issuance expenses) which include shares, warrants and a convertible note. The Company issued 5,263,158 ordinary shares for $0.095 per share. The Company also issued warrants ("The first warrants") to purchase 2,105,263 of the Company's ordinary shares at an exercise price per share of $0.095 amounting $200 thousands, vested in fully upon issuance, exercisable through February 2015. The Convertible Note Agreement is on the principal amount of $300 thousands. The maturity date of the Note is, May 2013, after the maturity date the conversion option expires, and the loan is supposed to be returned in 12 monthly installments.

(4)
The Note bears interest at a per annum rate of Libor rate. The Note and accrued interest are convertible to common stock of the Company at a conversion rate of $0.095 per share. In case that Mr. Gross would convert more than 50% of the aggregated amount of the principal amount of the convertible note and the first warrants, the Company would issue Mr. gross warrants ("the second warrants"). The principal amount of the second warrants would be in proportion to percentage converted/exercised from the principal amount of the convertible note and the first warrants. The second warrants could amount up to $1 miilion of the Company's ordinary shares at an exercise price per share of $0.17 or $0.20 depends on The company's revenue on the year ended 2014. The second warrants would be vested in fully upon issuance, exercisable through February 2015.

In May 2013 Mr. Gross convert the convertible note to Company's shares and the Company reduces the Conversion rate to $0.085 and postponed the exercisable date of the second warrants to December 2015. In August 2014 the company set the exercise price of the second warrants to $0.17 accordingly, the Company reclassified the warrants to Equity. On December 31,2015 Mr. Gross exercise the second warrants for $0.17 per share.

(5)
In July 2014 The Company issued shares 4,166,667 to SMD Advanced Technologies Ltd. (“SMD”)  controlled by Mr. Yaacov Kotlicki ,and warrants to purchase another 1,833,334 shares for a price of $146,667 valid until July 2017. During December 2015, SMD exercise its warrants.

B.	Share option plans:

(1)	The plans:

(a)	In November 2003, the Board of Directors of the Company adopted the Employee Share Option Plan (2003) (hereafter – The 2003 Plan).

Under the 2003 plan, options to purchase an aggregate of 3,500,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2003 plan, options usually vest over a period of four years from the date of grant, in equal parts each year.

The 2003 Plan is valid for ten years and will expire on November 30, 2013, except for options outstanding on that date.

(b)	In March 2006, the Board of Directors of the Company adopted the Employee Share Option Plan (2006) (hereafter – The 2006 Plan).

Under the 2006 plan, options to purchase an aggregate of 2,000,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries. The Board of the Company increase the aggregate number of option to 4,500,000 for 2006 plan.

(c)
Under the 2006 plan, options usually exercisable over a period up to ten years following the date of grant, if not exercised earlier, or 6 months after termination of the employment, will generally vest as to 25-33% commencing the beginning of the second year after the grant and as to an additional 25-33% in each of the remaining years thereafter, assuming continuous employment with the Company through such periods.

The 2006 Plan is valid for ten years and will expire in March, 2016, except for options outstanding on that date.

The exercise price of options granted under the  2003 plan is to be not less than 85% of the fair market value of the ordinary share on the date of grant. All of the outstanding options from the 2003 and 2006 plan are to expire no later than 10 years following the date of grant.

During 2013, and 2014 no options were exercised. During 2015, 190,000 options were exercised.

The 2003 and 2006 plans are subject to the terms stipulated by Section 102 of the Israeli Income Tax Ordinance.

The amount allowed as an expense for tax purposes, at the time the employee utilizes such benefit, is limited to the amount of the benefit that is liable to tax as labor income, in the hands of the employee; all being subject to the restrictions specified in Section 102 of the Income Tax Ordinance.

The aforementioned expense will be recognized in the tax year that the benefit is credited to the employee.

(2)	Options granted to employees:

(a)
A summary of the status of the above plans in respect of options granted to employees, directors and consultant of the Company and its subsidiaries as of December 31, 2015, 2014 and 2013, and changes during the years ended on those dates, is presented below:

	Year ended December 31,
	2 0 1 5		2 0 1 4		2 0 1 3
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	4,227,610	0.1	4,804,444	0.4	5,509,563	0.45
Changes during the year:
Granted (1)	535,000	0.17	1,140,000	0.08	345,000	0.09
Exercised	(190,000)	0.05	-	-	-	-
Forfeited	(382,191)	0.11	(1,716,834)	0.92	(1,050,119)	0.43
Options outstanding at end of year	4,190,419	0.11	4,227,610	0.1	4,804,444	0.43
Options exercisable at year end	3,170,424	0.10	3,169,583	0.11	3,689,416	0.4
Weighted average fair value of options granted during the year (2)	$0.12		$0.04		$0.09

(1)	Options granted in 2015, 2014 and 2013 were granted with exercise price that was at market value or above.

(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2014 and 2015, with the following weighted average assumptions:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Dividend yield	0%	0%	0%
Expected volatility	81%	64%	64%
Risk-free interest rate	1.72%	1.5%	1.5%
Expected life - in years	6.5	4	4

Dividend yield - Management used an expected dividend yield based primarily on past experience applicable as of the grant date.

Expected volatility - Management estimated volatility based on the historical volatility of the Company's ordinary shares, being the only traded financial instrument of the Company, using in most cases daily observations of the Company's price share to determine the standard deviation.

Risk free interest rate - The risk-free interest rate is based on the implied yield in effect at the time of each option grant, based on U.S. Treasury zero-coupon bond issued with equivalent remaining terms.

Management estimates forfeiture rates at the date of grant, which are adjusted in subsequent periods if the actual forfeiture rates differ from those initially estimated. Management uses historical data to estimate pre-vesting option forfeiture rates and records share-based compensation expense only for those awards that are expected to vest.

(b)	The following table summarizes certain information about options granted to employees and directors of the Company which were outstanding and exercisable under the above plans as of December 31, 2015:

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2015	life	2015	life
$		Years		Years

0.05-0.32	4,000,419	0.03-9.82	2,980,424	0.03-8.88
0.4-0.46	127,500	1.28-2.12	127,500	1.28-2.12
0.49	25,000	2.01	25,000	2.01
0.75-0.78	37,500	0.12-1.29	37,500	0.15-1.29
	4,190,419		3,170,424

(c)	As of December 31, 2015 the aggregate intrinsic value for the option exercisable was $299 thousands with a weighted average remaining contractual life of 5.9 years.

The unrecognized compensation expenses calculated under the fair value method for stock options expected to vest as of December 31, 2015 is approximately $ 55 thousands and is expected to be recognized over a weighted average period of 1 year.